Stockholders Equity (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Exercise Price Share Per Share
Stock option issued and exercisable, Beginning Balance	$ 0.00008
Vested and exercisable	0.00008
Nonvested	$ 0.00008
Stock option issued and exercisable, Ending Balance		$ 0.00008
Vested and exercisable		0.00008
Nonvested		$ 0.00008
Number of Stock Options
Outstanding at beginning of year	17,779,862
Vested and exercisable at beginning of year	4,151,867
Nonvested at beginning of year	13,627,995
Issued	4,648,582	23,237,528
Exercised
Vested	2,437,758
Forfeited		5,457,666
Expired
Outstanding at end of year	22,428,444	17,779,862
Vested and exercisable at end of year	6,589,625	4,151,867
Nonvested at end of year	15,838,819	13,627,995
Weighted Average Exercise Price
Outstanding at beginning of year	$ 0.00008
Vested and exercisable at beginning of year	0.00008
Nonvested at beginning of year	0.00008
Issued	$ 0.39	$ 0.00008
Exercised
Vested	$ 0.00008
Forfeited		$ 0.00008
Cancelled
Outstanding at end of year	$ 0.081	$ 0.00008
Vested and exercisable at end of year	0.00008	0.00008
Nonvested at end of year	$ 0.115	$ 0.00008
Weighted Average Remaining Contractual Life
Outstanding	9 years 3 months
Vested and exercisable	9 years 2 months 27 days
Nonvested	9 years 3 months
Outstanding	9 years	9 years 3 months
Vested and exercisable	8 years 9 months	9 years 2 months 27 days
Nonvested	9 years 1 month 10 days	9 years 3 months
Wgt. Avg. Grant Date Fair Value
Wgt. Avg. Grant Date Fair Value Outstanding at beginning of year	$ 0.0045
Vested and exercisable at beginning of year	0.0045
Nonvested at beginning of year	0.0045
Issued	$ 0.19	$ 0.0045
Exercised
Vested	$ 0.0045
Forfeited		$ 0.0045
Expired
Wgt. Avg. Grant Date Fair Value Outstanding at end of year	$ 0.0437	$ 0.0045
Vested and exercisable at beginning of year	0.0045	0.0045
Nonvested at beginning of year	$ 0.06	$ 0.0045
Aggregate Intrinsic Value
Aggregate Instrinsic Value, Outstanding	$ 42,670,000
Aggregate Instrinsic Value, Vested and exercisable	9,964,000
Nonvested	32,706,000
Aggregate Instrinsic Value, Outstanding	3,199,000	$ 42,670,000
Aggregate Instrinsic Value, Vested and exercisable	1,186,000	9,964,000
Nonvested	$ 2,013,000	$ 32,706,000
Minimum [Member]
Exercise Price Share Per Share
Stock option issued and exercisable, Ending Balance	$ 0.00008
Vested and exercisable
Nonvested	$ 0.00008
Maximum [Member]
Exercise Price Share Per Share
Stock option issued and exercisable, Ending Balance	2.40
Vested and exercisable	0.00008
Nonvested	$ 2.40